Restricted/Unrestricted Nonvested Units (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted/Unrestricted Nonvested Units [Roll Forward]
Nonvested units, beginning (in units)	1,451,556
Granted (in units)	1,110,502
Vested (in units)	(651,760)
Forfeited (in units)	(50,636)
Nonvested units, ending (in units)	1,859,662	1,451,556
Outstanding, beginning (in dollars per unit)	$ 21.16
Granted (in dollars per unit)	$ 38.54	$ 25.89	$ 16.11
Vested (in dollars per unit)	$ 20.22
Forfeited (in dollars per unit)	$ 33.32
Outstanding, ending (in dollars per unit)	$ 31.54	$ 21.16